Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Accounts receivable - related party total	$ 1,013,135	$ 1,051,718
Beijing Dongfang Puzhong Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Accounts receivable - related party total	$ 358,561	372,216
Beijing Dongfang Henghui Consulting Center (Limited Partnership) [Member]
Relationship	Shareholder of Puhui Beijing
Accounts receivable - related party total	$ 654,574	$ 679,502